Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 8 – SUBSEQUENT EVENTS: On July 11, 2024, in connection with the IPO, the Company issued an aggregate of 36,982 Ordinary Shares as part of the SAFE conversion and investment agreement.